Fair Value Measurements (Details Narrative) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 03, 2018	Apr. 30, 2014
Fair Value Disclosures [Abstract]
Restricted common stock exchanged					6,408,980
Fair value of common stock	$ 7,447	$ 7,422	$ 6,985	$ 2,342,813	$ 256,359
Per share value of common stock	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.04